Document and Entity Information	Nov. 29, 2022
Risk/Return:
Document Type	485BPOS
Document Period End Date	Sep. 30, 2022
Registrant Name	Fidelity Summer Street Trust
Central Index Key	0000225322
Investment Company Type	N-1A
Amendment Flag	false